Reverse Recapitalization - Reconciliation of elements of Merger to cash flows (Details) - Legacy SMAP $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Reverse Recapitalization
Cash (Trust)	$ 17,996
Redemptions	(16,430)
Less: fees to underwriters and advisors	(3,910)
Net cash due to Merger recapitalization	(2,344)
Issuance of Financing notes	4,481
Net cash received from Financing transaction and Merger recapitalization	$ 2,137